Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                March 4, 2004

VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: AllianceBernstein All-Asia Investment Fund, Inc. (File Nos. 33-84270 and 811-08776)
                  AllianceBernstein Disciplined Value Fund, Inc. (File Nos. 333-90261 and 811-09687)
                  AllianceBernstein Growth and Income Fund, Inc. (File Nos. 2-11023 and 811-00126)
                  AllianceBernstein Real Estate Investment Fund, Inc. (File Nos. 333-08153 and 811-07707)
                  AllianceBernstein Utility Income Fund, Inc.
                  (File Nos. 33-66630 and 811-07916)

Ladies and Gentlemen:

         On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. The post-effective amendment for each Fund was filed electronically with the Securities and Exchange Commission on February 27, 2004.

                                                Sincerely,


                                                /s/ Nora L. Sheehan
                                                ---------------------
                                                    Nora L. Sheehan

00250.0157 #468289